Hospice Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2014
Hospice Revenue Recognition [Abstract]
Schedule Of Allowance For Doubtful Accounts

	Medicare	Medicaid	Commercial	Other	Total
Beginning Balance January 1, 2012	$4,211	$4,234	$1,189	$(147)	$9,487
Bad debt provision	506	5,169	3,084	591	9,350
Write-offs	(1,304)	(4,361)	(2,691)	(534)	(8,890)
Other/Contractual adjustments	462	152	622	112	1,348
Ending Balance December 31, 2013	3,875	5,194	2,204	22	11,295
Bad debt provision	1,901	4,902	2,026	1,992	10,821
Write-offs	(1,452)	(4,342)	(2,877)	(1,269)	(9,940)
Other/Contractual adjustments	490	145	684	(445)	874
Ending Balance December 31, 2014	$4,814	$5,899	$2,037	$300	$13,050

Schedule Of Medicare Cap Liability Activity

	2014	2013
Beginning Balance January 1,	$ 8,260	$ 1,261
2015 measurement period	165	-
2014 measurement period	1,451	3,881
2013 measurement period	-	3,181
2011 measurement period	(325)	-
2010 measurement period	-	(63)
Payments	(3,439)	-
Ending Balance December 31,	$ 6,112	$ 8,260